Operating Loss Carryforwards (Detail) (USD $)	Mar. 30, 2013	Dec. 29, 2012	Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward Federal		$ 125,443,000
Operating Loss Carryforward Federal		90,000,000
Operating Loss Carryforwards	11,000,000	215,443,000	209,548,000
2013-2017
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward Federal		9,000,000
Operating Loss Carryforwards		9,000,000
2018-2022
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward Federal		8,000,000
Operating Loss Carryforward Federal		31,000,000
Operating Loss Carryforwards		39,000,000
2023-2027
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward Federal		31,000,000
Operating Loss Carryforward Federal		36,000,000
Operating Loss Carryforwards		67,000,000
2028-2032
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward Federal		86,000,000
Operating Loss Carryforward Federal		14,000,000
Operating Loss Carryforwards		$ 100,000,000